Schedule of Share Purchase Warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
$U.S. Exercise Price		$ 0	$ 0.001
October 3, 2014 [Member]
Number of Shares Issuable	[1]	7,500,000
$U.S. Exercise Price	[1]	$ 0.083
Exercise Period (months)	[1]	24 months
Remaining Contractual Life (months)	[1]	4 months

[1]	The exercise price for the Canadian dollar common share purchase warrants is Cdn$0.10 for one share and converted at day of issue.